Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,229,049)	$ (2,719,522)	$ (12,616,408)	$ (7,738,203)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	33,813	33,596	135,251	134,383
Amortization of debt discount	80,761		87,989
Stock-based compensation	1,199,318	1,407,044	6,645,891	6,492,653
Non-cash operating lease costs	129,605	125,884	509,079	494,468
Changes in operating assets and liabilities:
Accounts receivable	(66,423)		(96,539)
Other current assets	85,414	(98,571)	167,790	(278,313)
Accounts payable	(270,529)	22,105	366,594	(53,268)
Accrued liabilities	26,889	(192,625)	665,426	835,576
Deferred revenue	(384,509)	352,401	846,433	497,030
Lease liability	(126,080)	(122,359)	(494,979)	(480,368)
Net cash used in operating activities	(2,520,790)	(1,192,047)	(3,783,473)	(96,042)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(4,339)	(4,339)
Purchase of intangible assets	(12,922)	(4,294)	(51,524)
Investment in joint venture		(100,000)	(100,000)
Return of aircraft deposit				1,093,600
Deposits and other assets		15,000	(35,135)	(803,112)
Net cash (used in) provided by investing activities	(12,922)	(93,633)	(190,998)	290,488
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds - related party advances				42,000
Repayments - notes payable	(371,250)
Repayments - related party advances	(297,500)			(242,196)
Proceeds - notes payable, net of discount			275,000
Proceeds - related party notes payable, net of discount			225,000
Payments on line of credit				(194,727)
Offering costs	(155,000)	(436,969)	(437,665)	(1,691,386)
Exercise of warrants	742,474		1,035,000
Preferred share redemption				(225,000)
Proceeds from sale of Common Stock	1,110,000	1,588,695	2,829,395	3,000,760
Proceeds from business combination			620,893
Net cash provided by financing activities	1,028,724	1,151,726	4,547,623	689,451
Increase in cash and cash equivalents	(1,504,988)	(133,954)	573,152	883,897
Cash and cash equivalents, beginning of year	2,100,543	1,527,391	1,527,391	643,494
Cash and cash equivalents, end of year	595,555	1,393,437	2,100,543	1,527,391
Supplemental disclosures of cash flow information:
Cash paid for interest	79,314
Cash paid for income taxes			2,464	2,400
Non cash investing and financing activities:
Subscription receivable from sale of common and preferred stock	$ 1,500,025	$ 9,935
Subscription receivable from sale of Common Stock			86,370	15,544
Operating lease, Right-of-use assets and liabilities				2,506,711
Increase in accounts payable due to Business Combination			1,047,438
Increase in redeemable preferred stock due to Business Combination			1,702,000
Prepaid offering costs			800,000
Discounts issued with notes payable			$ 168,750